Consolidated Statement of Comprehensive Income - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Statement of comprehensive income [abstract]
Profit of the period	$ 6,642	$ 3,590
Other comprehensive income: items that will not be reclassified to profit or loss:
Re-measurements of post-employment benefits	(35)	(6)
Other comprehensive income that will not be reclassified to profit or loss, net of tax	(35)	(6)
Other comprehensive income: items that may be reclassified subsequently to profit or loss:
Exchange differences on translation of foreign operations	1,741	(3,737)
Effective portion of changes in fair value of net investment hedges	(27)	49
Cash flow hedges recognized in equity	64	549
Cash flow hedges reclassified from equity to profit or loss	(231)	(227)
Other comprehensive income that will be reclassified to profit or loss net of tax	1,547	(3,366)
Other comprehensive income/(loss), net of tax	1,512	(3,372)
Total comprehensive income	8,154	218
Attributable to:
Equity holders of AB InBev	7,603	(173)
Non-controllinginterest	$ 551	$ 391